TransAccumulator® VUL II
TransAccumulator® VUL

Issued by

Transamerica Life Insurance Company
Transamerica Life Insurance Co. Separate Account VUL-6

SUPPLEMENT DATED OCTOBER 30, 2018
To the
TO PROSPECTUS DATED MAY 1, 2009

Effective on or about November 1, 2018, based on changes to the underlying fund portfolio, the following portfolio names and subadvisors will change:

Current Name	New Name	Current Subadvisor	New Subadvisor
Transamerica AB Dynamic Allocation VP	Transamerica BlackRock Smart Beta 40 VP	AllianceBernstein, L.P.	BlackRock Investment Management, LLC
Transamerica Aegon Government Money Market VP	Transamerica BlackRock Government Money Market VP	Aegon USA Investment Management, LLC	BlackRock Investment Management, LLC
Transamerica Clarion Global Real Estate Securities VP	Transamerica BlackRock Global Real Estate Securities VP	CBRE Clarion Securities, LLC	BlackRock Investment Management, LLC

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Please Retain this Supplement for Future Reference

All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses